SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENT
NOTE 9:-        SUBSEQUENT EVENT

 In July 2015, the Company secured a short-term line of credit of approximately $5,000 from an Israeli bank, which was extended in August 2016 for an additional one-year period.